Financial Instruments and Risk Management (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ASMPT [Member] EUR (€)	Dec. 31, 2012 ASM [Member] EUR (€)	Dec. 31, 2012 Single Customer [Member]	Dec. 31, 2011 Single Customer [Member]	Dec. 31, 2010 Single Customer [Member]	Dec. 31, 2012 Ten Largest Customers [Member]	Dec. 31, 2011 Ten Largest Customers [Member]	Dec. 31, 2010 Ten Largest Customers [Member]	Dec. 31, 2012 Convertible Subordinated Notes Due On November 2014 [Member] EUR (€)
Financial Instruments And Risk Management [Line Items]
Hypothetical percentage of strengthening and weakening of currency	10.00%	10.00%
Long-term debt	$ 25,000		$ 0									€ 18,948
Other borrowings												61,675
Change in average interest rate	10.00%	10.00%
Percentage of revenue on net sales						8.80%	6.40%	5.20%	31.60%	27.90%	27.90%
Percentage of outstanding balance in accounts receivable						6.50%	4.50%	6.00%
Short-term lines of credit, amount		337,567			150,000
Lines of credit amount outstanding		61,675
Line of credit facility amount undrawn		€ 275,893		€ 61,675